UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series® American Funds 2055 Target Date Retirement Fund® Investment portfolio January 31, 2014 unaudited

Fund investments
		Value
Growth funds 40.0%	Shares	(000)

AMCAP Fund, Class R-6	678,866	$ 18,384
EuroPacific Growth Fund, Class R-6	222,959	10,490
The Growth Fund of America, Class R-6	435,831	18,366
The New Economy Fund, Class R-6	277,128	10,503
New Perspective Fund, Class R-6	508,469	18,366
New World Fund, Inc., Class R-6	187,091	10,490
SMALLCAP World Fund, Inc., Class R-6	378,279	18,366
		104,965
Growth-and-income funds 45.0%

American Mutual Fund, Class R-6	623,908	20,995
Capital World Growth and Income Fund, Class R-6	418,712	18,369
Fundamental Investors, Class R-6	419,882	20,994
International Growth and Income Fund, Class R-6	312,596	10,494
The Investment Company of America, Class R-6	661,996	23,620
Washington Mutual Investors Fund, Class R-6	619,930	23,619
		118,091
Equity-income and Balanced funds 10.0%

American Balanced Fund, Class R-6	439,146	10,478
Capital Income Builder, Class R-6	138,588	7,862
The Income Fund of America, Class R-6	387,886	7,862
		26,202
Bond funds 5.0%

U.S. Government Securities Fund, Class R-6	964,743	13,265
Total investment securities (cost: $233,542,000)		262,523
Other assets less liabilities		(176)
Net assets		$262,347

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 29,368
Gross unrealized depreciation on investment securities	(387)
Net unrealized appreciation on investment securities	28,981
Cost of investment securities for federal income tax purposes	233,542

American Funds 2050
Target Date Retirement Fund®

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 39.9%	Shares	(000)

AMCAP Fund, Class R-6	2,461,956	$ 66,670
EuroPacific Growth Fund, Class R-6	800,936	37,684
The Growth Fund of America, Class R-6	1,578,872	66,534
The New Economy Fund, Class R-6	1,004,545	38,072
New Perspective Fund, Class R-6	1,832,128	66,176
New World Fund, Inc., Class R-6	673,486	37,762
SMALLCAP World Fund, Inc., Class R-6	1,370,673	66,546
		379,444
Growth-and-income funds 45.0%

American Mutual Fund, Class R-6	2,257,339	75,959
Capital World Growth and Income Fund, Class R-6	1,512,969	66,374
Fundamental Investors, Class R-6	1,517,700	75,885
International Growth and Income Fund, Class R-6	1,128,122	37,871
The Investment Company of America, Class R-6	2,395,483	85,471
Washington Mutual Investors Fund, Class R-6	2,241,247	85,392
		426,952
Equity-income and Balanced funds 10.0%

American Balanced Fund, Class R-6	1,592,742	38,003
Capital Income Builder, Class R-6	500,923	28,417
The Income Fund of America, Class R-6	1,411,538	28,612
		95,032
Bond funds 5.1%

U.S. Government Securities Fund, Class R-6	3,579,898	49,224
Total investment securities (cost: $773,608,000)		950,652
Other assets less liabilities		(666)
Net assets		$949,986

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$178,565
Gross unrealized depreciation on investment securities	(1,537)
Net unrealized appreciation on investment securities	177,028
Cost of investment securities for federal income tax purposes	773,624

American Funds 2045
Target Date Retirement Fund®

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 39.9%	Shares	(000)

AMCAP Fund, Class R-6	2,828,877	$ 76,606
EuroPacific Growth Fund, Class R-6	921,685	43,365
The Growth Fund of America, Class R-6	1,812,020	76,358
The New Economy Fund, Class R-6	1,153,150	43,704
New Perspective Fund, Class R-6	2,108,274	76,151
New World Fund, Inc., Class R-6	773,594	43,376
SMALLCAP World Fund, Inc., Class R-6	1,576,157	76,523
		436,083
Growth-and-income funds 44.9%

American Mutual Fund, Class R-6	2,598,822	87,450
Capital World Growth and Income Fund, Class R-6	1,738,885	76,285
Fundamental Investors, Class R-6	1,744,269	87,214
International Growth and Income Fund, Class R-6	1,295,779	43,499
The Investment Company of America, Class R-6	2,750,203	98,127
Washington Mutual Investors Fund, Class R-6	2,575,905	98,142
		490,717
Equity-income and Balanced funds 10.0%

American Balanced Fund, Class R-6	1,833,411	43,745
Capital Income Builder, Class R-6	576,615	32,712
The Income Fund of America, Class R-6	1,624,827	32,935
		109,392
Bond funds 5.2%

U.S. Government Securities Fund, Class R-6	4,120,816	56,661
Total investment securities (cost: $891,833,000)		1,092,853
Other assets less liabilities		798
Net assets		$1,093,651

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$202,691
Gross unrealized depreciation on investment securities	(1,671)
Net unrealized appreciation on investment securities	201,020
Cost of investment securities for federal income tax purposes	891,833

American Funds 2040
Target Date Retirement Fund®

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 39.9%	Shares	(000)

AMCAP Fund, Class R-6	4,888,168	$ 132,372
EuroPacific Growth Fund, Class R-6	1,586,657	74,652
The Growth Fund of America, Class R-6	3,130,419	131,916
The New Economy Fund, Class R-6	1,993,025	75,536
New Perspective Fund, Class R-6	3,634,411	131,275
New World Fund, Inc., Class R-6	1,336,085	74,914
SMALLCAP World Fund, Inc., Class R-6	2,723,914	132,246
		752,911
Growth-and-income funds 43.7%

American Mutual Fund, Class R-6	4,341,124	146,079
Capital World Growth and Income Fund, Class R-6	2,894,357	126,975
Fundamental Investors, Class R-6	2,916,866	145,843
International Growth and Income Fund, Class R-6	2,236,573	75,082
The Investment Company of America, Class R-6	4,622,082	164,916
Washington Mutual Investors Fund, Class R-6	4,323,126	164,711
		823,606
Equity-income and Balanced funds 11.2%

American Balanced Fund, Class R-6	3,363,686	80,257
Capital Income Builder, Class R-6	1,161,606	65,898
The Income Fund of America, Class R-6	3,273,261	66,349
		212,504
Bond funds 5.2%

U.S. Government Securities Fund, Class R-6	7,110,036	97,763
Total investment securities (cost: $1,525,677,000)		1,886,784
Other assets less liabilities		(1,341)
Net assets		$1,885,443

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 363,909
Gross unrealized depreciation on investment securities	(2,809)
Net unrealized appreciation on investment securities	361,100
Cost of investment securities for federal income tax purposes	1,525,684

American Funds 2035
Target Date Retirement Fund®

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 40.0%	Shares	(000)

AMCAP Fund, Class R-6	5,526,972	$ 149,671
EuroPacific Growth Fund, Class R-6	1,798,328	84,611
The Growth Fund of America, Class R-6	3,540,050	149,178
The New Economy Fund, Class R-6	2,254,852	85,459
New Perspective Fund, Class R-6	4,104,431	148,252
New World Fund, Inc., Class R-6	1,512,170	84,787
SMALLCAP World Fund, Inc., Class R-6	3,076,889	149,383
		851,341
Growth-and-income funds 38.7%

American Mutual Fund, Class R-6	4,287,108	144,261
Capital World Growth and Income Fund, Class R-6	2,822,535	123,825
Fundamental Investors, Class R-6	2,870,993	143,549
International Growth and Income Fund, Class R-6	2,435,201	81,750
The Investment Company of America, Class R-6	4,648,461	165,857
Washington Mutual Investors Fund, Class R-6	4,341,948	165,428
		824,670
Equity-income and Balanced funds 16.2%

American Balanced Fund, Class R-6	5,130,772	122,420
Capital Income Builder, Class R-6	1,969,265	111,717
The Income Fund of America, Class R-6	5,521,605	111,923
		346,060
Bond funds 5.1%

U.S. Government Securities Fund, Class R-6	7,910,563	108,770
Total investment securities (cost: $1,730,541,000)		2,130,841
Other assets less liabilities		(1,546)
Net assets		$2,129,295

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 403,411
Gross unrealized depreciation on investment securities	(3,111)
Net unrealized appreciation on investment securities	400,300
Cost of investment securities for federal income tax purposes	1,730,541

American Funds 2030
Target Date Retirement Fund®

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 38.8%	Shares	(000)

AMCAP Fund, Class R-6	7,721,443	$ 209,097
EuroPacific Growth Fund, Class R-6	2,468,450	116,141
The Growth Fund of America, Class R-6	4,924,417	207,515
The New Economy Fund, Class R-6	3,164,961	119,952
New Perspective Fund, Class R-6	5,714,473	206,407
New World Fund, Inc., Class R-6	2,059,702	115,487
SMALLCAP World Fund, Inc., Class R-6	4,297,001	208,619
		1,183,218
Growth-and-income funds 34.9%

American Mutual Fund, Class R-6	5,451,076	183,429
Capital World Growth and Income Fund, Class R-6	3,463,252	151,933
Fundamental Investors, Class R-6	3,655,121	182,756
International Growth and Income Fund, Class R-6	2,705,012	90,807
The Investment Company of America, Class R-6	6,001,026	214,116
Washington Mutual Investors Fund, Class R-6	6,392,202	243,543
		1,066,584
Equity-income and Balanced funds 20.0%

American Balanced Fund, Class R-6	10,226,748	244,010
Capital Income Builder, Class R-6	3,225,756	182,997
The Income Fund of America, Class R-6	9,034,257	183,125
		610,132
Bond funds 6.3%

U.S. Government Securities Fund, Class R-6	13,973,221	192,132
Total investment securities (cost: $2,484,238,000)		3,052,066
Other assets less liabilities		(1,820)
Net assets		$3,050,246

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 571,930
Gross unrealized depreciation on investment securities	(4,114)
Net unrealized appreciation on investment securities	567,816
Cost of investment securities for federal income tax purposes	2,484,250

American Funds 2025
Target Date Retirement Fund®

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 34.1%	Shares	(000)

AMCAP Fund, Class R-6	6,690,287	$ 181,173
EuroPacific Growth Fund, Class R-6	2,495,380	117,408
The Growth Fund of America, Class R-6	4,266,788	179,802
The New Economy Fund, Class R-6	2,399,724	90,949
New Perspective Fund, Class R-6	5,698,632	205,835
New World Fund, Inc., Class R-6	1,561,666	87,563
SMALLCAP World Fund, Inc., Class R-6	3,719,538	180,583
		1,043,313
Growth-and-income funds 33.9%

American Mutual Fund, Class R-6	5,272,018	177,403
Capital World Growth and Income Fund, Class R-6	3,374,496	148,039
Fundamental Investors, Class R-6	3,530,531	176,527
International Growth and Income Fund, Class R-6	2,620,431	87,968
The Investment Company of America, Class R-6	5,835,378	208,206
Washington Mutual Investors Fund, Class R-6	6,203,932	236,370
		1,034,513
Equity-income and Balanced funds 19.5%

American Balanced Fund, Class R-6	10,020,637	239,092
Capital Income Builder, Class R-6	3,135,256	177,863
The Income Fund of America, Class R-6	8,888,088	180,162
		597,117
Bond funds 12.5%

American Funds Inflation Linked Bond Fund, Class R-6*	6,670,194	62,566
American Funds Mortgage Fund, Class R-6	2,314,500	23,191
Capital World Bond Fund, Class R-6	1,146,768	23,176
Intermediate Bond Fund of America, Class R-6	1,714,835	23,168
U.S. Government Securities Fund, Class R-6	18,098,578	248,856

380,957
Total investment securities (cost: $2,534,141,000)		3,055,900
Other assets less liabilities		(1,842)
Net assets		$3,054,058

*American Funds Inflation Linked Bond Fund is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2014, appear below.

						Value
					Dividend	of affiliate
	Beginning			Ending	income	at 1/31/2014
	shares	Additions	Reductions	shares	(000)	(000)

American Funds Inflation Linked Bond Fund, Class R-6	—	6,670,194	—	6,670,194	$13	$62,566

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 530,826
Gross unrealized depreciation on investment securities	(9,141)
Net unrealized appreciation on investment securities	521,685
Cost of investment securities for federal income tax purposes	2,534,215

American Funds 2020
Target Date Retirement Fund®

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 19.1%	Shares	(000)

AMCAP Fund, Class R-6	4,657,200	$ 126,117
EuroPacific Growth Fund, Class R-6	1,954,115	91,941
The Growth Fund of America, Class R-6	2,970,169	125,163
New Perspective Fund, Class R-6	4,250,299	153,521
New World Fund, Inc., Class R-6	543,512	30,475
SMALLCAP World Fund, Inc., Class R-6	1,926,213	93,517
		620,734
Growth-and-income funds 33.5%

American Mutual Fund, Class R-6	5,602,335	188,519
Capital World Growth and Income Fund, Class R-6	3,557,008	156,046
Fundamental Investors, Class R-6	3,686,427	184,321
International Growth and Income Fund, Class R-6	2,735,872	91,843
The Investment Company of America, Class R-6	6,093,138	217,403
Washington Mutual Investors Fund, Class R-6	6,478,042	246,814
		1,084,946
Equity-income and Balanced funds 19.7%

American Balanced Fund, Class R-6	10,717,439	255,718
Capital Income Builder, Class R-6	3,382,389	191,883
The Income Fund of America, Class R-6	9,466,514	191,886
		639,487
Bond funds 27.7%

American Funds Inflation Linked Bond Fund, Class R-6*	8,501,436	79,744
American Funds Mortgage Fund, Class R-6*	16,261,609	162,941
The Bond Fund of America, Class R-6	3,017,463	37,930
Capital World Bond Fund, Class R-6	7,975,771	161,190
Intermediate Bond Fund of America, Class R-6	14,456,198	195,303
U.S. Government Securities Fund, Class R-6	18,921,109	260,165
		897,273
Total investment securities (cost: $2,814,082,000)		3,242,440
Other assets less liabilities		(1,321)
Net assets		$3,241,119

*American Funds Mortgage Fund and American Funds Inflation Linked Bond Fund are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2014, appear below.

						Value
					Dividend	of affiliates
	Beginning			Ending	income	at 1/31/2014
	shares	Additions	Reductions	shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	15,313,105	1,100,348	151,844	16,261,609	$ 734	$ 162,941
American Funds Inflation Linked Bond Fund, Class R-6	—	8,547,250	45,814	8,501,436	14	79,744
					$748	$242,685

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 438,558
Gross unrealized depreciation on investment securities	(10,248)
Net unrealized appreciation on investment securities	428,310
Cost of investment securities for federal income tax purposes	2,814,130

American Funds 2015
Target Date Retirement Fund®

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 14.4%	Shares	(000)

AMCAP Fund, Class R-6	2,917,472	$ 79,005
EuroPacific Growth Fund, Class R-6	1,145,227	53,883
The Growth Fund of America, Class R-6	1,399,737	58,985
New Perspective Fund, Class R-6	2,588,341	93,491
		285,364
Growth-and-income funds 29.1%

American Mutual Fund, Class R-6	3,433,597	115,541
Capital World Growth and Income Fund, Class R-6	2,199,904	96,510
Fundamental Investors, Class R-6	1,918,044	95,902
International Growth and Income Fund, Class R-6	1,132,445	38,016
The Investment Company of America, Class R-6	3,257,659	116,233
Washington Mutual Investors Fund, Class R-6	3,030,515	115,463
		577,665
Equity-income and Balanced funds 19.9%

American Balanced Fund, Class R-6	6,547,132	156,214
Capital Income Builder, Class R-6	2,097,614	118,998
The Income Fund of America, Class R-6	5,870,801	119,001
		394,213
Bond funds 36.6%

American Funds Inflation Linked Bond Fund, Class R-6*	4,213,027	39,518
American Funds Mortgage Fund, Class R-6*	10,996,918	110,189
American High-Income Trust, Class R-6	715,224	8,118
The Bond Fund of America, Class R-6	8,749,608	109,983
Capital World Bond Fund, Class R-6	4,855,505	98,130
Intermediate Bond Fund of America, Class R-6	13,220,513	178,609
U.S. Government Securities Fund, Class R-6	13,097,710	180,093

724,640
Total investment securities (cost: $1,768,982,000)		1,981,882
Other assets less liabilities		(1,349)
Net assets		$1,980,533

*American Funds Mortgage Fund and American Funds Inflation Linked Bond Fund are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2014, appear below.

						Value
					Dividend	of affiliates
	Beginning			Ending	income	at 1/31/2014
	shares	Additions	Reductions	shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	9,382,696	1,614,222	—	10,996,918	$ 462	$ 110,189
American Funds Inflation Linked Bond Fund, Class R-6	—	4,213,027	—	4,213,027	9	39,518
					$471	$149,707

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 219,650
Gross unrealized depreciation on investment securities	(6,755)
Net unrealized appreciation on investment securities	212,895
Cost of investment securities for federal income tax purposes	1,768,987

American Funds 2010
Target Date Retirement Fund®

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 4.9%	Shares	(000)

AMCAP Fund, Class R-6	826,187	$ 22,373
The Growth Fund of America, Class R-6	262,738	11,072
New Perspective Fund, Class R-6	605,209	21,860
		55,305
Growth-and-income funds 24.7%

American Mutual Fund, Class R-6	1,998,075	67,235
Capital World Growth and Income Fund, Class R-6	1,017,686	44,646
Fundamental Investors, Class R-6	890,803	44,540
International Growth and Income Fund, Class R-6	325,846	10,939
The Investment Company of America, Class R-6	1,568,160	55,952
Washington Mutual Investors Fund, Class R-6	1,464,028	55,779
		279,091
Equity-income and Balanced funds 24.8%

American Balanced Fund, Class R-6	3,268,480	77,986
Capital Income Builder, Class R-6	1,777,567	100,841
The Income Fund of America, Class R-6	4,975,266	100,849
		279,676
Bond funds 45.6%

American Funds Inflation Linked Bond Fund, Class R-6*	5,840,332	54,782
American Funds Mortgage Fund, Class R-6*	8,565,109	85,822
American High-Income Trust, Class R-6	5,009,669	56,860
The Bond Fund of America, Class R-6	7,949,819	99,929
Capital World Bond Fund, Class R-6	2,820,542	57,003
Intermediate Bond Fund of America, Class R-6	7,595,762	102,619
U.S. Government Securities Fund, Class R-6	4,185,922	57,557
		514,572
Total investment securities (cost: $1,068,294,000)		1,128,644
Other assets less liabilities		(736)
Net assets		$1,127,908

*American Funds Mortgage Fund and American Funds Inflation Linked Bond Fund are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2014, appear below.

						Value
					Dividend	of affiliates
	Beginning			Ending	income	at 1/31/2014
	shares	Additions	Reductions	shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	11,031,750	335,674	2,802,315	8,565,109	$ 415	$ 85,822
American Funds Inflation Linked Bond Fund, Class R-6	—	5,934,140	93,808	5,840,332	10	54,782
					$425	$140,604

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 65,564
Gross unrealized depreciation on investment securities	(5,217)
Net unrealized appreciation on investment securities	60,347
Cost of investment securities for federal income tax purposes	1,068,297

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2014, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-850-0314O-S37649

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 31, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2014